Investment Risks	Aug. 01, 2026
Absolute CEF Opportunities
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Absolute CEF Opportunities | Closed End Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Closed-End Fund Risk. The Fund expects to invest primarily in CEFs, and may also sell CEFs short, the shares of which may trade at a premium or discount to their NAV. CEFs differ from open-end investment funds in that holders of interests in a CEF do not have the right to redeem their interests on a daily basis at a price based on NAV. The CEF shares in which the Fund may trade may be traded on one or more U.S. or foreign exchanges. The Fund may also trade shares of CEFs that trade sporadically, are illiquid and may not be traded on an exchange. CEFs may be subject to various trading restrictions. The Fund will generally not have any control over the investments made by CEFs and will generally only have limited access to information about the CEFs and their investments. CEFs generally trade independently of each other and, at times, may hold economically offsetting positions. At times CEFs may make in kind distributions which could result in the Fund owning securities that were in a CEF’s portfolio. These securities may be illiquid and may take considerable time to sell. If a CEF converts to open-end status, such conversion may result in the Fund holding shares in an open-end fund. As a part of such conversion the new open-end fund’s withdrawal terms may have associated withdrawal fees, which often decline over time and consequently, if such open-end fund’s shares are held by the Fund, certain withdrawals by the Fund from such open-end fund may be subject to a withdrawal fee. Certain CEFs may also employ leverage, which may amplify investment gains and losses.

Absolute CEF Opportunities | Closed End Fund Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Closed-End Fund Adviser Risk. Fund performance may be dependent upon the success of the advisers in the underlying CEFs that the Fund invests in while in the pursuit of their investment objectives. A CEF’s performance may depend on the success of the CEF advisers’ methodology. In addition, various CEFs in the Fund’s portfolio could enter into conflicting transactions (e.g. one CEF adviser purchasing a security at the same time another CEF adviser sells the same security or one CEF takes a long position in a security that another CEF has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the Fund’s performance. Since each underlying CEF will have a different portfolio manager the Fund’s portfolio turnover rate could increase, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs. A CEF adviser may have limited experience managing funds, which, unlike other funds these advisers manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Absolute CEF Opportunities | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. The Fund, as a shareholder of the CEFs, ETFs, or other funds (“Underlying Funds”), indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the Underlying Funds and any derivatives and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the Underlying Funds.

Absolute CEF Opportunities | Event Driven Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Event Driven Risk. Investments in CEFs that the Adviser expects will be involved in a special event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

Absolute CEF Opportunities | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. If the price of CEF shares which the Fund has borrowed and sold to other investors has gone up since the time the Fund borrowed the CEF shares and sold them, the Fund will lose money on the investment. Although the Fund’s gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

Absolute CEF Opportunities | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, rights and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates and the same will impact any Underlying Fund that holds such securities.

Absolute CEF Opportunities | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Absolute CEF Opportunities | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that such techniques will produce the intended results.

Absolute CEF Opportunities | Registered Investment Company And Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Absolute CEF Opportunities | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Absolute CEF Opportunities | Cash And Cash Equivalents Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Holdings Risk. The Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Absolute CEF Opportunities | Rights Risk [Member]
Prospectus [Line Items]
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Rights Risk. Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a right does not necessarily change with the value of the underlying securities and a right ceases to have value if it is not exercised prior to the expiration date. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited and there may at times not be a liquid secondary market for rights.

Absolute CEF Opportunities | High Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate in comparison to many mutual funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower your after-tax return.

Absolute CEF Opportunities | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Absolute CEF Opportunities | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Absolute CEF Opportunities | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. If the price of stocks which the Fund has borrowed and sold to other investors has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment. Although the Fund’s gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that the techniques will produce the intended results.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Registered Investment Company And Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Convertible Arbitrage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Arbitrage Risk. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging all or a portion of the equity risk by selling short the underlying common stock. Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. Convertible arbitrage is further subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse or unanticipated manner.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security) a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. As a result of these features, a convertible security is subject to many of the risks to which common stock and fixed income securities are subject.

Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Prepayment and Extension Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed and asset-backed securities.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. From time to time, the trading market for a particular investment or type of security in which the Fund invests may become less liquid or even illiquid. The Fund may not be able to sell certain securities when the Fund considers it desirable to do so and/or may have to sell the security at a lower price. Market prices for such securities may be volatile.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Small And Mid Sized Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Sized Capitalization Company Risk. Securities of companies with small and mid market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including

Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Leverage and Volatility Risk. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. In addition, it is anticipated that the futures will be “notionally funded” - that is their nominal trading level will exceed the cash deposited in the trading accounts. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day’s settlement price which a futures contract price may fluctuate during a single day. During a single trading day, no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. It is also possible that an exchange or the CFTC, which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading be limited to the liquidation of open positions only.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Using futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | A D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk. The Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. High-Yield securities are speculative.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject, such as interest rate risk and credit risk. In addition, preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ABSOLUTE FLEXIBLE FUND | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. If the price of stocks which the Fund has borrowed and sold to other investors has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment. Although the Fund’s gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

ABSOLUTE FLEXIBLE FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

ABSOLUTE FLEXIBLE FUND | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, even during volatile market conditions, which may negatively impact the Fund’s net asset value.

ABSOLUTE FLEXIBLE FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

ABSOLUTE FLEXIBLE FUND | Registered Investment Company And Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

ABSOLUTE FLEXIBLE FUND | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

ABSOLUTE FLEXIBLE FUND | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

ABSOLUTE FLEXIBLE FUND | Convertible Arbitrage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Arbitrage Risk. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging all or a portion of the equity risk by selling short the underlying common stock. Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. Convertible arbitrage is further subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities. Arbitrage strategies involve the risk that underlying relationships between securities in investment positions that are taken may change in an adverse or unanticipated manner.

ABSOLUTE FLEXIBLE FUND | Convertible Securities Risk [Member]
Prospectus [Line Items]
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Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security) a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. As a result of these features, a convertible security is subject to many of the risks to which common stock and fixed income securities are subject.

Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

ABSOLUTE FLEXIBLE FUND | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Prepayment and Extension Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed and asset-backed securities.

ABSOLUTE FLEXIBLE FUND | Liquidity Risk [Member]
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Liquidity Risk. From time to time, the trading market for a particular investment or type of security in which the Fund invests may become less liquid or even illiquid. The Fund may not be able to sell certain securities when the Fund considers it desirable to do so and/or may have to sell the security at a lower price. Market prices for such securities may be volatile.

ABSOLUTE FLEXIBLE FUND | Small And Mid Sized Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Sized Capitalization Company Risk. Securities of companies with small and mid market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

ABSOLUTE FLEXIBLE FUND | Derivatives Risk [Member]
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Derivatives Risk. The Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Leverage and Volatility Risk. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. In addition, it is anticipated that the futures will be “notionally fund–d” - that is their nominal trading level will exceed the cash deposited in the trading accounts. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Although it is anticipated that the derivatives traded by the Fund will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day’s settlement price which a futures contract price may fluctuate during a single day. During a single trading day, no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. It is also possible that an exchange or the CFTC, which regulates commodity futures exchanges, may suspend trading in a particular contract, order immediate settlement of a contract or order that trading be limited to the liquidation of open positions only.

ABSOLUTE FLEXIBLE FUND | Leverage Risk [Member]
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Leverage Risk. Using futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

ABSOLUTE FLEXIBLE FUND | Currency Risk [Member]
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Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

ABSOLUTE FLEXIBLE FUND | Foreign Investments Risk [Member]
Prospectus [Line Items]
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Foreign Investments Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

ABSOLUTE FLEXIBLE FUND | A D R Risk [Member]
Prospectus [Line Items]
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ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

ABSOLUTE FLEXIBLE FUND | Sector Concentration Risk [Member]
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Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

ABSOLUTE FLEXIBLE FUND | Large Shareholder Risk [Member]
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Large Shareholder Risk. The Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

ABSOLUTE FLEXIBLE FUND | High Yield Securities Risk [Member]
Prospectus [Line Items]
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High-Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. High-Yield securities are speculative.

ABSOLUTE FLEXIBLE FUND | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject, such as interest rate risk and credit risk. In addition, preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

ABSOLUTE FLEXIBLE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
ABSOLUTE FLEXIBLE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.